Changes in accounting policies (Tables)	12 Months Ended
Apr. 03, 2022
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Disclosure of Balance Sheet Information of Initial Application of Standards or Interpretation
Condensed Comprehensive Income Information
Increase (decrease)

	March 28, 2021			March 29, 2020
	As previously reported	Adjustments	Restated	As previously reported	Adjustments	Restated
	$	$	$	$	$	$
SG&A expenses	437.1	(0.1)	437.0	401.2	5.0	406.2
Income tax expense	15.8	—	15.8	12.0	(1.3)	10.7
Net income	70.2	0.1	70.3	151.7	(3.7)	148.0
Cumulative translation adjustment	(12.6)	0.3	(12.3)	9.4	(0.3)	9.1

Disclosure of Condensed Financial Position Information of Initial Application of Standards or Interpretation
Condensed Financial Position Information
Increase (decrease)

	March 28, 2021			March 29, 2020
	As previously reported	Adjustments	Restated	As previously reported	Adjustments	Restated
	$	$	$	$	$	$
Deferred income taxes (asset)	46.9	1.5	48.4	40.8	1.0	41.8
Intangible assets	155.0	(30.2)	124.8	161.7	(30.6)	131.1
Deferred income taxes (liability)	21.6	(6.2)	15.4	15.1	(6.7)	8.4
Shareholders' equity	600.1	(22.5)	577.6	520.2	(22.9)	497.3

	April 1, 2019
	As previously reported	Adjustments	Restated
	$	$	$
Deferred income taxes (asset)	12.2	1.0	13.2
Intangible assets	155.6	(25.4)	130.2
Deferred income taxes (liability)	16.7	(5.5)	11.2
Shareholders' equity	399.1	(18.9)	380.2

Disclosure of Condensed Cash Flow Information of Initial Application of Standards or Interpretation
Condensed Cash Flow Information
Increase (decrease)

	March 28, 2021			March 29, 2020
	As previously reported	Adjustments	Restated	As previously reported	Adjustments	Restated
	$	$	$	$	$	$
Net income	70.2	0.1	70.3	151.7	(3.7)	148.0
Depreciation and amortization	84.6	(7.2)	77.4	63.1	(6.0)	57.1
Income tax expense	15.8	—	15.8	12.0	(1.3)	10.7
Changes in non-cash items	102.5	2.0	104.5	(130.6)	—	(130.6)
Investment in intangible assets	(5.1)	5.1	—	(17.0)	11.0	(6.0)